Putnam
Vista
Fund

SEMIANNUAL REPORT

January 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* According to Lipper Analytical Services, Putnam Vista Fund's class A share total return ranked 20 out of 261 growth funds for the five-year period ended January 31, 1997, placing the fund in the top 8% in this category.*

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

17 Financial statements

*Lipper Analytical Services, an independent research organization, ranks funds according to total return performance. Their rankings vary over time and do not reflect the effects of sales charges. For periods ended 1/31/97, class A, class B, and class M shares ranked 67, 85, and 75, respectively, out of 685 funds for 1-year performance; class B shares ranked 109 out of 443 funds for 3-year performance; class A shares ranked 26 out of 165 for 10-year performance. Class B and class M shares were not ranked over longer periods. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

(copyright) Karsh, Ottawa

Dear Shareholder:

I am pleased to note that during the first half of fiscal 1997 Putnam Vista Fund continued its tradition of delivering positive performance from a portfolio made up primarily of stocks of medium-sized growth companies. In fact, your fund performed consistently better than most of its peers during the period, as reflected in the Lipper numbers on the facing page.

Your fund's managers achieved these results by adhering strictly to the fund's strategy of seeking out stocks of companies that have clearly demonstrated their potential for growth. During the period, technology stocks remained the greatest source of the fund's positive performance. Within the sector, however, changes were occurring and the ability of the management team to detect the shifts early and respond appropriately helped the fund maintain its competitive edge.

Astute selections in other sectors, particularly the financial services, health-care, and environmental industries, also contributed to the fund's favorable results. In the following report, your fund's management team discusses first-half performance and prospects for the second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
March 19, 1997



Report from the Fund Managers
Jennifer K. Silver, lead manager
Anthony C. Santosus
C. Kim Goodwin
David J. Santos

Throughout 1995 and the first half of 1996, as the performance of smaller-capitalization and midsize growth stocks soared, aggressive growth funds were among the top-performing mutual funds. However, starting in mid-1996, their momentum began to falter; the performance of these stocks fell behind that of larger corporations as increasingly cautious investors sought safety in the securities of well-established companies. This trend continued until January of 1997, when midsize growth stocks again began to rally.

While the markets fluctuated, Putnam Vista Fund remained focused on midsize companies that exhibit favorable growth and quality characteristics. As the semiannual period came to a close on January 31, 1997, your fund's allegiance to its time-tested strategy once again showed its effectiveness. The fund's class A shares generated a 20.47% total return at net asset value (13.52% at public offering price), outpacing most of its competitive universe. Complete performance information appears on pages 8 and 9.

* EVOLVING TECHNOLOGY SECTOR CONTINUES TO OFFER OPPORTUNITIES

As has been the case for more than two years, your fund's sturdy performance was driven in large part by the strength of its holdings in the technology sector. However, within this sector a shift has taken place. In past fiscal periods, your fund benefited from investments in companies that focus on networking services and telecommunications equipment. But during the past six months, while the environment in the higher-end market has become more competitive, companies that produce more mundane computer equipment (such as semiconductors, disk drives, and software) have enjoyed a resurgence.

Among the portfolio's holdings in this sector, several were vital contributors to the fund's performance. One example is Viasoft, Inc., a software manufacturer that has developed a solution for the "year 2000" dilemma. This impending software obstacle, which is becoming an increasingly important issue for computer users at all levels, will affect system software that does not recognize calendar dates after December 31, 1999. While most software developed in the past 20 years already accommodates years beyond 1999, some older system software allows only a two-digit number for the calendar year and will read the entry "00" as the year 1900. Viasoft has developed software that effectively addresses the concerns and needs of companies whose mainframe recordkeeping systems must be updated in order to function properly in the 21st century. As a result, the company's profits and stock value have improved in recent months.

In other segments of the technology sector, Western Digital Corp. and EMC Corp., two manufacturers of data storage equipment, produced rewarding total returns. And Dell Computer Corp., a mail-order computer distributor, capitalized on solid Christmas-season sales to gain market share at the expense of more conventional distributors. While these securities and others discussed in this report were viewed favorably during the period, all portfolio holdings are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS*]

TOP INDUSTRY SECTORS*

Business services             9.1%

Retail                        7.5%

Computer software             6.7%

Health-care services          5.6%

Electronics                   4.5%

Footnote reads:
*Based on net assets as of 1/31/97. Sector allocations will vary over time.

* FINANCIAL AND ENVIRONMENTAL SERVICES HOLDINGS BOLSTER PERFORMANCE

In the financial services industry, a number of institutions boasted impressive performance over the past six months. Washington Mutual Inc., a large savings and loan association, continued its expansion during the period. Based in the state of Washington, this company now serves markets in six northwestern states and recently purchased American Savings, a California-based S&L. In addition, Washington Mutual spent much of the period restructuring its balance sheet. In doing so, the company has emphasized consumer and commercial loans (which typically produce greater interest income than mortgage loans), has promoted checking accounts, and has reduced certificate of deposit issuance. As a result of these changes, the institution has been able to enhance its interest income while decreasing the cost of money it borrows, thereby adding to profits. Other savings institutions in the fund's portfolio, have benefited from similar strategies.

The environmental industry was another lucrative sector for the fund. In this sector, U.S. Filter Corp., a provider of water equipment and services, has acquired smaller companies in related lines of business in its effort to become a fully integrated provider serving municipal, commercial, and consumer markets. Elsewhere in this sector, United Waste Systems Inc. and USA Waste Services Inc., smaller providers of solid waste treatment services, continued to grow rapidly and lent added support to the fund's performance.

The fund maintained its ample exposure to the health-care sector during the period. Here, companies continued to benefit from consolidation and improving products and technologies. Among the fund's holdings, Cardinal Health Inc. (a pharmaceuticals distributor) benefited from ownership and operation of services across the full distribution chain. And Omnicare Inc. (a company that distributes pharmaceuticals to nursing homes) remained profitable as the elder care industry thrived.

* SOUND PROSPECTS FOR GROWTH INVESTING

As we approach the second half of the fund's fiscal year, we will continue to focus on securities that deliver consistent earnings growth. Our investments in the technology and financial services industries form a sturdy base of these types of companies. As always, we will carefully monitor the developments taking place within the technology sector -- and all other growth sectors -- in order to invest your fund's assets in the areas that offer the most attractive growth potential.

TOP 10 HOLDINGS*

U.S. Filter Corp.
Water treatment equipment and services

TJX Companies, Inc.
Retail apparel

Equifax, Inc.
Transaction processing

Coca-Cola Enterprises, Inc.
Bottler and distributor of beverages

Finova Group, Inc.
Commercial lending and leasing

Omnicom Group, Inc.
Advertising

Cardinal Health, Inc.
Pharmaceutical distributor

Consolidated Stores Corp.
Specialty retailer

Estee Lauder Cos. Class A
Cosmetics

Calenergy, Inc.
Electric power resource

Footnote reads:
*These holdings represent 14.7% of the fund's net assets as of 1/31/97. Portfolio holdings will vary over time.


We believe mid-cap stocks continue to provide excellent opportunities for long-term growth, coupled with lower levels of volatility than those of small-cap stocks. Over the long term, we will maintain our emphasis on mid-cap companies with strong growth potential, sound management, and attractive valuations. Overall, our strategy for your fund is to remain diversified across industries to take advantage of widespread opportunities and avoid the risks that come with concentrating holdings too heavily in any one sector.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 1/31/97, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

Performance should always be considered in light of a fund's investment strategy. Putnam Vista Fund is designed for investors seeking capital appreciation primarily through common stocks.

This section provides, at a glance, information about your fund's performance. Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

TOTAL RETURN FOR PERIODS ENDED 1/31/97
                                Class A         Class B         Class M
(inception date)                (6/3/68)        (3/1/93)       (12/8/94)
                              NAV     POP     NAV    CDSC     NAV    POP
------------------------------------------------------------------------------
6 months                    20.47%  13.52%  19.94%  14.94%  20.11%  15.93%
------------------------------------------------------------------------------
1 year                      30.18   22.73   29.28   24.28   29.71   25.13
------------------------------------------------------------------------------
5 years                    138.94  125.27      --      --      --      --
Annual average              19.03   17.64      --      --      --      --
------------------------------------------------------------------------------
10 years                   309.91  286.36      --      --      --      --
Annual average              15.15   14.47      --      --      --      --
------------------------------------------------------------------------------
Life of class                  --      --   94.41   91.41   92.36   85.74
Annual average                 --      --   18.48   18.01   35.57   33.38
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 1/31/97

                                      Standard & Poor's      Consumer
                                      Midcap 400 Index     Price Index
------------------------------------------------------------------------------
6 months                                   21.45%              1.34%
------------------------------------------------------------------------------
1 year                                     21.89               3.04
------------------------------------------------------------------------------
5 years                                    95.59              15.21
Annual average                             14.35               2.87
------------------------------------------------------------------------------
10 years                                  303.10              43.08
Annual average                             14.96               3.65
------------------------------------------------------------------------------
Life of class B                            78.16              11.18
Annual average                             15.86               2.74
------------------------------------------------------------------------------
Life of class M                            63.41               6.28
Annual average                             25.38               2.87
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. They do not take into account any adjustment for taxes payable on reinvested distributions or, for class A shares, distribution fees prior to implementation of the class A distribution plan in 1990. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge for class A shares and 3.50% for class M shares. CDSC for class B shares assumes the applicable sales charge, with the maximum being 5%.



PRICE AND DISTRIBUTION INFORMATION
6 months ended 1/31/97
                              Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)           1               1               1
------------------------------------------------------------------------------
Income                          --              --              --
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                      0.606          0.606           0.606
------------------------------------------------------------------------------
Short-term                     0.066          0.066           0.066
------------------------------------------------------------------------------
  Total                       $0.672         $0.672          $0.672
------------------------------------------------------------------------------
Share value:               NAV        POP      NAV       NAV        POP
------------------------------------------------------------------------------
7/31/96                  $9.79     $10.39    $9.55      $9.72    $10.07
------------------------------------------------------------------------------
1/31/97                  11.07      11.75    10.73      10.95     11.35
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 12/31/96
(most recent calendar quarter)
                               Class A         Class B         Class M
(inception date)               (6/3/68)        (3/1/93)       (12/8/94)
                             NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     3.96%  -1.99%   3.58%  -1.27%   3.70%   0.04%
------------------------------------------------------------------------------
1 year                      22.35   15.26   21.62   16.62   21.95   17.65
------------------------------------------------------------------------------
5 years                    127.12  114.04      --      --      --      --
Annual average              17.83   16.44      --      --      --      --
------------------------------------------------------------------------------
10 years                   338.41  313.18      --      --      --      --
Annual average              15.93   15.24      --      --      --      --
------------------------------------------------------------------------------
Life of class                  --      --   83.72   80.72   81.65   75.40
Annual average                 --      --   17.16   16.66   33.42   31.18
------------------------------------------------------------------------------

Performance data represent past results, do not reflect future performance, and will differ for each share class. Investment returns and principal value will fluctuate so that an investor's shares, when sold, may be worth more or less than their original cost.



TERMS AND DEFINITIONS

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Standard & Poor's Midcap 400 Index is an unmanaged, market-weighted list of 400 medium-sized companies, each affecting the index in proportion to market value. The index assumes reinvestment of all distributions and does not take into account brokerage commissions and other costs. The fund's portfolio contains securities that do not match those in the index, and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
January 31, 1997 (Unaudited)


COMMON STOCKS (92.0%) *
NUMBER OF SHARES                                                                                    VALUE

Advertising (1.5%)
---------------------------------------------------------------------------------------------------------
       951,300   Omnicom Group, Inc.                                                       $   46,256,963

Aerospace and Defense (0.1%)
---------------------------------------------------------------------------------------------------------
       137,500   Gulfstream Aerospace Corp. +                                                   3,179,688

Apparel (4.0%)
---------------------------------------------------------------------------------------------------------
       400,000   Fruit of the Loom, Inc. +                                                     16,050,000
       248,600   Gucci Group N.V. (Italy)                                                      17,339,850
       794,600   Jones Apparel Group, Inc. +                                                   27,215,050
       628,400   Just For Feet, Inc. +                                                         18,537,800
       442,300   Nine West Group, Inc. +                                                       22,833,738
       437,800   Tommy Hilfiger Corp. +                                                        22,437,250
                                                                                           --------------
                                                                                              124,413,688

Banks (4.3%)
---------------------------------------------------------------------------------------------------------
       524,300   Bank of Boston Corp.                                                          37,356,375
       362,200   First of America Bank Corp.                                                   21,550,900
       891,900   Northern Trust Corp.                                                          36,567,900
       524,300   State Street Boston Corp.                                                     38,339,438
                                                                                           --------------
                                                                                              133,814,613

Broadcasting (2.0%)
---------------------------------------------------------------------------------------------------------
       908,100   Clear Channel Communications, Inc. +                                          38,707,752
       599,200   Evergreen Media Corp. Class A +                                               18,575,200
       143,000   Jacor Communications, Inc. +                                                   3,789,500
                                                                                           --------------
                                                                                               61,072,452

Building Products (1.1%)
---------------------------------------------------------------------------------------------------------
       578,400   Sherwin Williams Co.                                                          32,101,200

Business Services (9.1%)
---------------------------------------------------------------------------------------------------------
     1,200,000   Accustaff, Inc. +                                                             25,950,000
       670,250   Corporate Express, Inc. +                                                     22,620,938
       540,500   DST Systems, Inc. +                                                           17,633,813
     1,530,600   Equifax, Inc.                                                                 48,213,900
       755,900   Gartner Group Inc. Class A +                                                  25,889,575
       183,500   Norrell Corp.                                                                  5,115,063
       517,262   Paychex, Inc.                                                                 25,087,207
       702,100   Primark Corp. +                                                               19,658,800
     1,360,200   Reynolds & Reynolds Co. Class A                                               36,725,400
       736,200   Robert Half International, Inc. +                                             31,656,600
     1,475,600   TeleSpectrum Worldwide Inc. +                                                 24,162,950
                                                                                           --------------
                                                                                              282,714,246

Chemicals (1.0%)
---------------------------------------------------------------------------------------------------------
       697,300   Praxair, Inc.                                                                 32,337,288

Computer Equipment (2.4%)
---------------------------------------------------------------------------------------------------------
       367,600   Dell Computer Corp. +                                                         24,307,550
       762,100   EMC Corp. +                                                                   28,864,538
       302,700   Western Digital Corp. +                                                       21,945,750
                                                                                           --------------
                                                                                               75,117,838

Computer Services (0.7%)
---------------------------------------------------------------------------------------------------------
       600,000   Sterling Commerce, Inc. +                                                     20,325,000

Computer Software (6.7%)
---------------------------------------------------------------------------------------------------------
       555,300   BMC Software, Inc.                                                            24,086,138
       470,300   Citrix Systems, Inc. +                                                        21,751,375
       275,700   Electronics for Imaging, Inc. +                                               25,571,175
       677,125   McAfee Associates, Inc. +                                                     39,442,531
       450,000   Medic Computer Systems, Inc.                                                  17,437,500
       502,200   Parametric Technology Corp. +                                                 29,002,050
       629,800   PeopleSoft, Inc. +                                                            34,324,100
       328,800   Viasoft, Inc. +                                                               17,015,400
                                                                                           --------------
                                                                                              208,630,269

Cosmetics (1.3%)
---------------------------------------------------------------------------------------------------------
       859,400   Estee Lauder Cos. Class A                                                     41,143,775

Education (0.7%)
---------------------------------------------------------------------------------------------------------
       691,850   Apollo Group, Inc. Class A +                                                  23,004,013

Electrical Equipment (0.9%)
---------------------------------------------------------------------------------------------------------
       468,700   SCI Systems, Inc. +                                                           27,301,775

Electronics (4.5%)
---------------------------------------------------------------------------------------------------------
       878,600   ADT Ltd. +                                                                    19,658,675
       428,200   C-Cube Microsystems, Inc. +                                                   15,415,200
       561,200   Diebold, Inc.                                                                 33,110,800
       454,000   Honeywell, Inc.                                                               32,744,750
       486,500   LSI Logic Corp. +                                                             16,905,875
       530,650   Microchip Technology, Inc. +                                                  20,231,031
                                                                                           --------------
                                                                                              138,066,331

Electronic Equipment (1.5%)
---------------------------------------------------------------------------------------------------------
       504,000   Symbol Technologies, Inc. +                                                   27,594,000
       643,200   Waters Corp. +                                                                19,054,800
                                                                                           --------------
                                                                                               46,648,800

Environmental Control (3.3%)
---------------------------------------------------------------------------------------------------------
     1,331,800   U.S. Filter Corp.                                                             51,107,825
       664,800   United Waste Systems, Inc. +                                                  25,179,300
       751,380   USA Waste Services, Inc. +                                                    27,425,370
                                                                                           --------------
                                                                                              103,712,495

Financial Services (2.9%)
---------------------------------------------------------------------------------------------------------
       567,600   CapMAC Holdings Inc.                                                          19,582,200
       648,600   Finova Group, Inc.                                                            46,699,200
       513,500   SunAmerica, Inc.                                                              23,685,188
                                                                                           --------------
                                                                                               89,966,588

Food and Beverages (1.5%)
---------------------------------------------------------------------------------------------------------
       836,300   Coca-Cola Enterprises, Inc.                                                   47,564,563

Gaming (0.5%)
---------------------------------------------------------------------------------------------------------
       924,300   International Game Technology                                                 16,406,325

HMOs (1.3%)
---------------------------------------------------------------------------------------------------------
       742,100   Oxford Health Plans Inc. +                                                    40,351,688

Health Care Services (5.6%)
---------------------------------------------------------------------------------------------------------
       675,700   Cardinal Health, Inc.                                                         42,315,713
       610,600   Genesis Health Ventures, Inc. +                                               19,081,250
       669,100   Health Care & Retirement Corp. +                                              17,312,963
     1,043,175   Health Management Assoc., Inc. +                                              28,817,709
       675,700   Healthsouth Rehabilitation Corp. +                                            29,477,413
        40,000   Multicare Companies Inc. +                                                       720,000
     1,237,800   Omnicare, Inc.                                                                34,194,225
                                                                                           --------------
                                                                                              171,919,273

Household Products (1.8%)
---------------------------------------------------------------------------------------------------------
       235,800   Clorox Co.                                                                    27,971,775
       604,500   Tupperware Corp.                                                              28,335,938
                                                                                           --------------
                                                                                               56,307,713

Independent Power Producer (1.9%)
---------------------------------------------------------------------------------------------------------
       303,100   AES Corp. +                                                                   17,996,563
     1,070,000   Calenergy, Inc. +                                                             41,061,250
                                                                                           --------------
                                                                                               59,057,813

Lodging (0.7%)
---------------------------------------------------------------------------------------------------------
       331,100   HFS, Inc. +                                                                   23,177,000

Medical Management Services (0.2%)
---------------------------------------------------------------------------------------------------------
       150,000   Phycor, Inc. +                                                                 5,268,750


Medical Supplies and Devices (2.3%)
---------------------------------------------------------------------------------------------------------
       527,200   IDEXX Laboratories, Inc. +                                                    17,134,000
     1,027,000   Stryker Corp.                                                                 29,783,000
       578,400   U.S. Surgical Corp.                                                           23,208,300
                                                                                           --------------
                                                                                               70,125,300

Networking Equipment (1.7%)
---------------------------------------------------------------------------------------------------------
       460,900   ADC Telecommunications Inc. +                                                 16,534,788
       201,500   Ascend Communications, Inc. +                                                 14,029,438
       517,700   Cascade Communications Corp. +                                                20,578,575
                                                                                           --------------
                                                                                               51,142,801

Oil Services (0.8%)
---------------------------------------------------------------------------------------------------------
       697,300   Dresser Industries, Inc.                                                      23,621,038

Oil and Gas (2.6%)
---------------------------------------------------------------------------------------------------------
       924,300   Global Marine, Inc. +                                                         20,681,213
       551,300   Halliburton Co.                                                               39,900,338
       297,300   Western Atlas, Inc. +                                                         20,179,238
                                                                                           --------------
                                                                                               80,760,789

Pharmaceuticals and Biotechnology (4.1%)
---------------------------------------------------------------------------------------------------------
       335,100   Biochem Pharma, Inc. +                                                        18,807,488
       573,000   Dura Pharmaceuticals, Inc. +                                                  24,066,000
       989,200   Elan Corp. PLC ADR (Ireland) +                                                38,084,200
       751,300   Interneuron Pharmaceuticals, Inc. +                                           22,351,175
       335,100   Quintiles Transnational Corp. +                                               25,006,838
                                                                                           --------------
                                                                                              128,315,701

Publishing (1.8%)
---------------------------------------------------------------------------------------------------------
       832,400   Belo (A.H.) Corp.                                                             31,735,250
       562,100   Harcourt General, Inc.                                                        25,435,025
                                                                                           --------------
                                                                                               57,170,275

Railroads (0.8%)
---------------------------------------------------------------------------------------------------------
       643,200   Wisconsin Central Transportation Corp. +                                      23,878,800

Recreation (1.5%)
---------------------------------------------------------------------------------------------------------
       632,400   Callaway Golf Co.                                                             21,106,350
       540,500   Harley-Davidson, Inc.                                                         23,917,125
                                                                                           --------------
                                                                                               45,023,475

Restaurants (0.8%)
---------------------------------------------------------------------------------------------------------
       708,100   Starbucks Corp. +                                                             24,252,425

Retail (7.5%)
---------------------------------------------------------------------------------------------------------
       478,900   Bed Bath & Beyond, Inc. +                                                     13,169,750
       806,300   Borders Group, Inc. +                                                         35,981,138
     1,278,375   Consolidated Stores Corp. +                                                   42,026,578
       811,200   Pier 1 Imports, Inc.                                                          15,007,200
     1,041,800   Revco D.S., Inc. +                                                            39,067,500
     1,756,700   Staples, Inc. +                                                               36,012,350
     1,243,300   TJX Cos., Inc. (The)                                                          49,421,175
                                                                                           --------------
                                                                                              230,685,691

Savings and Loans (1.7%)
---------------------------------------------------------------------------------------------------------
       601,115   Charter One Financial, Inc.                                                   27,125,314
       491,900   Washington Mutual, Inc.                                                       26,716,319
                                                                                           --------------
                                                                                               53,841,633

Semiconductors (0.7%)
---------------------------------------------------------------------------------------------------------
       792,733   Analog Devices Inc. +                                                         22,890,165

Telecommunication Equipment (2.0%)
---------------------------------------------------------------------------------------------------------
       502,700   Pairgain Technologies, Inc. +                                                 20,579,281
       908,100   Picturetel Corp. +                                                            16,799,850
       627,000   Tellabs, Inc. +                                                               25,824,563
                                                                                           --------------
                                                                                               63,203,694

Telephone Services (1.2%)
---------------------------------------------------------------------------------------------------------
       374,700   Cincinnati Bell, Inc.                                                         23,184,563
       602,400   LCI International, Inc. +                                                     13,554,000
                                                                                           --------------
                                                                                               36,738,563

Wireless Communications (1.0%)
---------------------------------------------------------------------------------------------------------
       977,200   Teleport Communications Group Inc. Class A +                                  30,415,350
                                                                                           --------------
                 Total Common Stocks (cost $2,290,584,951)                                 $2,851,925,847

SHORT-TERM INVESTMENTS (7.0%) *
PRINCIPAL AMOUNT                                                                                    VALUE
---------------------------------------------------------------------------------------------------------
    25,000,000   Asset Securitization Cooperative Corp. effective yield of
                   5.31%, March 31, 1997                                                    $  24,786,125
    20,000,000   Corporate Asset Funding Corp. effective yield of
                   5.47%, February 3, 1997                                                     19,993,922
    25,000,000   Corporate Asset Funding Corp. effective yield of
                   5.33%, March 6, 1997                                                        24,877,853
    25,000,000   Corporate Receivables Corp. effective yield of
                   5.35%, March 12, 1997                                                       24,855,104
    25,000,000   Federal Home Loan Mortgage Corp. effective yield of
                   5.24%, March 17, 1997                                                       24,839,888
    24,345,000   Federal National Mortgage Association effective yield of
                   5.3%, February 26, 1997                                                     24,255,397
    25,000,000   General Motors Acceptance Corp. effective yield of
                   5.62%, February 3, 1997                                                     24,992,194
    47,353,000   Interest in $667,115,000 joint repurchase agreement
                   dated January 31, 1997 with UBS Securities due
                   February 3, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $47,374,940 for an
                   effective yield of 5.56%                                                    47,360,313
                                                                                           --------------
                 Total Short-Term Investments (cost $215,960,796)                          $  215,960,796
---------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,506,545,747) ***                               $3,067,886,643
---------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $3,100,647,771.

  + Non-income-producing security.

*** The aggregate identified cost on a tax basis is 2,506,545,660, resulting in gross unrealized appreciation and depreciation of $613,614,064 and $52,273,081, respectively, or net unrealized appreciation of $561,340,983.

    ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.





Statement of assets and liabilities
January 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,506,545,747) (Note 1)                                            $3,067,886,643
---------------------------------------------------------------------------------------------------
Cash                                                                                      3,901,953
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                             873,712
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   29,204,545
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           42,201,967
---------------------------------------------------------------------------------------------------
Other assets                                                                                 25,333
---------------------------------------------------------------------------------------------------
Total assets                                                                          3,144,094,153

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         32,799,831
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                4,520,191
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              3,498,036
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  650,687
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                21,411
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  8,013
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,139,169
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      809,044
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        43,446,382
---------------------------------------------------------------------------------------------------
Net assets                                                                           $3,100,647,771

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                     $ 2,457,230,036
---------------------------------------------------------------------------------------------------
Accumulated net investment loss (Note 1)                                                 (6,686,394)
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments (Note 1)                                    88,763,233
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              561,340,896
---------------------------------------------------------------------------------------------------
Total - Representing net assets applicable to
capital shares outstanding                                                           $3,100,647,771

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,954,892,039 divided by 176,546,400 shares)                                               $11.07
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.07)*                                      $11.75
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($892,809,982 divided by 83,185,548 shares)**                                                $10.73
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($59,332,460 divided by 5,420,424 shares)                                                    $10.95
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $10.95)*                                      $11.35
---------------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($193,613,290 divided by 17,370,332 shares)                                                  $11.15
---------------------------------------------------------------------------------------------------

*  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended January 31, 1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends                                                                             $  5,075,642
--------------------------------------------------------------------------------------------------
Interest                                                                                 3,019,957
--------------------------------------------------------------------------------------------------
Total investment income                                                                  8,095,599
--------------------------------------------------------------------------------------------------
Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         6,357,852
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           2,377,864
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           42,858
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            11,985
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,962,583
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    3,446,678
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                      145,522
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     70,402
--------------------------------------------------------------------------------------------------
Registration fees                                                                          331,320
--------------------------------------------------------------------------------------------------
Auditing                                                                                    22,366
--------------------------------------------------------------------------------------------------
Legal                                                                                       17,094
--------------------------------------------------------------------------------------------------
Postage                                                                                    370,097
--------------------------------------------------------------------------------------------------
Other                                                                                       30,157
--------------------------------------------------------------------------------------------------
Total expenses                                                                          15,186,778
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (404,785)
--------------------------------------------------------------------------------------------------
Net expenses                                                                            14,781,993
--------------------------------------------------------------------------------------------------
Net investment loss                                                                     (6,686,394)
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                       130,383,093
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                           299,695,384
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                430,078,477
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                  $423,392,083
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                         January 31            July 31
                                                                                               1997*              1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                    $ (6,686,394)      $ (6,911,236)
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        130,383,093        201,058,618
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              299,695,384            100,906
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                    423,392,083        194,248,288
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income
   Class A                                                                                       --        (84,321,794)
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                                       --        (28,584,576)
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                                       --           (657,462)
----------------------------------------------------------------------------------------------------------------------
   Class Y                                                                                       --         (4,307,615)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
   Class A                                                                              (99,923,321)                --
----------------------------------------------------------------------------------------------------------------------
   Class B                                                                              (47,493,911)                --
----------------------------------------------------------------------------------------------------------------------
   Class M                                                                               (2,889,560)                --
----------------------------------------------------------------------------------------------------------------------
   Class Y                                                                              (10,719,822)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                     1,043,995,351        554,119,174
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                          1,306,360,820        630,496,015
----------------------------------------------------------------------------------------------------------------------
Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   1,794,286,951      1,163,790,936
----------------------------------------------------------------------------------------------------------------------
End of period (including accumulated of net
  investment loss of $6,686,394 and $0 respectively)                                 $3,100,647,771     $1,794,286,951
----------------------------------------------------------------------------------------------------------------------

* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

                                                                       Six months                            March 28, 1995
                                                                            ended                Year         (commencement
                                                                       January 31                ended    of operations) to
                                                                      (Unaudited)              July 31              July 31
                                                       --------------------------------------------------------------------
                                                                             1997                 1996                 1995
                                                       --------------------------------------------------------------------
                                                                                               Class Y
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                        $9.84                $9.24                $7.83
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 (.01)(c)               --                  .01
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.99                 1.46                 1.40
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.98                 1.46                 1.41
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.67)                (.86)                  --
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
From return of capital                                                         --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.67)                (.86)                  --
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.15                $9.84                $9.24
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           20.68*               17.07                18.01*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $193,613              $63,330              $42,717
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .40*                 .81                  .29*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.03)*               (.01)                 .10*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      61.19*              106.58               114.51
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                           $.0515
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                       Six months                          December 8, 1994
                                                                            ended                Year         (commencement
                                                                       January 31                ended    of operations) to
                                                                      (Unaudited)              July 31              July 31
                                                       --------------------------------------------------------------------
                                                                             1997                 1996                 1995
                                                       --------------------------------------------------------------------
                                                                                               Class M
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                        $9.72                $9.19                $6.73
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 (.05)(c)             (.08)(c)             (.01)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.95                 1.47                 2.53
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.90                 1.39                 2.52
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.67)                (.86)                (.06)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
From return of capital                                                         --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.67)                (.86)                (.06)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.95                $9.72                $9.19
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           20.11*               16.37                37.63*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                  $59,332              $22,232               $3,148
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .77*                1.54                 1.06*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.42)*               (.82)                (.31)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      61.19*              106.58               114.51
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                           $.0515
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                       Six months
                                                                            ended
                                                                       January 31
                                                                       (Unaudited)                    Year ended July 31
                                                       --------------------------------------------------------------------
                                                                             1997                 1996                 1995
                                                       --------------------------------------------------------------------
                                                                                               Class B
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                        $9.55                $9.08                $7.03
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 (.05)(c)             (.10)(c)             (.03)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.90                 1.43                 2.14
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.85                 1.33                 2.11
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                      --                  --                   --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.67)                (.86)                (.06)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
From return of capital                                                         --                   --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.67)                (.86)                (.06)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $10.73                $9.55                $9.08
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           19.94*               15.88                30.19
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $892,810             $488,085             $258,522
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .90*                1.81                 1.82
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.55)*              (1.03)                (.51)
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      61.19*              106.58               114.51
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                           $.0515
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                         March 1, 1993           Six months
                                                                                         (commencement                ended
                                                                       Year ended    of operations) to           January 31
                                                                          July 31              July 31           (Unaudited)
                                                       --------------------------------------------------------------------
                                                                             1994                 1993                 1997
                                                       --------------------------------------------------------------------
                                                                                      Class B                       Class A
                                                       --------------------------------------------------------------------
Net asset value, beginning of period                                        $7.46                $7.12                $9.79
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .01                 (.01)                (.02)(c)
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                               .15                  .40                 1.97
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                              .16                  .39                 1.95
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                   (.02)                (.05)                  --
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.55)                  --                 (.67)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                (.01)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
From return of capital                                                       (.01)                  --                   --
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.59)                (.05)                (.67)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $7.03                $7.46               $11.07
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                            1.89                 5.45*               20.47*
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $132,596              $20,722           $1,954,892
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.87                  .72*                 .52*
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.53)                (.07)*               (.17)*
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                      93.86               120.57                61.19*
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)                                                                                     $.0515
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                            Year ended July 31
                                                        --------------------------------------------------------------------
                                                                              1996                 1995                 1994
                                                        --------------------------------------------------------------------
                                                                                                 Class A
                                                        --------------------------------------------------------------------
Net asset value, beginning of period                                        $9.23                $7.09                $7.47
---------------------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 (.03)                 .02                  .01
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.45                 2.18                  .21
---------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.42                 2.20                  .22
---------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------------------
From net investment income                                                     --                   --                 (.03)
---------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                        (.86)                (.06)                (.55)
---------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --                 (.01)
---------------------------------------------------------------------------------------------------------------------------
From return of capital                                                         --                   --                 (.01)
---------------------------------------------------------------------------------------------------------------------------
Total distributions                                                          (.86)                (.06)                (.60)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $9.79                $9.23                $7.09
---------------------------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           16.64                31.22                 2.75
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                               $1,220,639             $859,403             $646,811
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                               1.10                 1.07                 1.09
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              (.29)                 .26                  .29
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     106.58               114.51                93.86
---------------------------------------------------------------------------------------------------------------------------
Average commission rate paid (d)
---------------------------------------------------------------------------------------------------------------------------





Financial highlights (continued)
(For a share outstanding throughout the period)

                                                                                  Year ended July 31
                                   -------------------------------------------------------------------
                                                                              1993                1992
                                   -------------------------------------------------------------------
                                                                                       Class A
                                   -------------------------------------------------------------------
Net asset value, beginning of period                                        $7.59                $6.97
------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  .07                  .14
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                              1.28                 1.07
------------------------------------------------------------------------------------------------------
Total from investment operations                                             1.35                 1.21
------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------
From net investment income                                                   (.12)                (.19)
------------------------------------------------------------------------------------------------------
From net realized gain on investments                                       (1.35)                (.40)
------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                                  --                   --
------------------------------------------------------------------------------------------------------
From return of capital                                                         --                   --
------------------------------------------------------------------------------------------------------
Total distributions                                                         (1.47)                (.59)
------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $7.47                $7.59
------------------------------------------------------------------------------------------------------
Total investment return at net asset value (%)(a)                           19.63                18.46
------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                                 $439,722             $336,360
------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets (%)(b)                                .96                  .96
------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net assets (%)              1.08                 1.92
------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                     120.57               143.92
------------------------------------------------------------------------------------------------------
Average commission rate paid (d)
------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the year ended
    July 31, 1996 and thereafter, includes amounts paid through expense offset and brokerage service arrangments. Prior period ratios exclude these amounts (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid on security trades is required for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
January 31, 1997 (Unaudited)

Note 1
Significant accounting policies

The fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks selected for above-average growth potential and that involve certain risks. The fund may also trade securities for short-term profits.

The fund offers class A, class B, class M and class Y shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is higher than class A shares but lower than class B shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A shares, class B shares and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that initially invest at least $250 million in a combination of Putnam funds.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported--as in the case of some securities traded over-the-counter-the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% of any excess over $21.5 billion. Prior to November 20, 1996, any amount over $1.5 billion was based on a rate of 0.45%.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended January 31, 1997, fund expenses were reduced by $404,785 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $2,750 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in the fund or in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services providedit in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $1,220,137 and $53,521 from the sale of class A and class M shares, respectively and $376,288 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended January 31, 1997, Putnam Mutual Funds Corp., acting as underwriter received $19,863 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended January 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $1,762,133,758 and $1,050,693,288, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At January 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      76,301,822     $882,703,949
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     9,085,632       93,305,881
------------------------------------------------------------
                                 85,387,454      976,009,830

Shares
repurchased                     (33,473,084)    (421,659,876)
------------------------------------------------------------
Net increase                     51,914,370     $554,349,954
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      58,619,707     $576,076,854
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     9,126,187       78,485,159
------------------------------------------------------------
                                 67,745,894      654,562,013

Shares
repurchased                     (36,229,166)    (352,601,385)
------------------------------------------------------------
Net increase                     31,516,728     $301,960,628
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      34,629,201     $365,973,659
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     4,398,892       43,813,368
------------------------------------------------------------
                                 39,028,093      409,787,027

Shares
repurchased                      (6,971,200)     (73,644,564)
------------------------------------------------------------
Net increase                     32,056,893     $336,142,463
------------------------------------------------------------

                                             Year ended
                                           July 31, 1996
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      29,966,996     $288,819,739
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,127,846       26,336,480
------------------------------------------------------------
                                 33,094,842      315,156,219

Shares
repurchased                     (10,440,472)     (99,513,466)
------------------------------------------------------------
Net increase                     22,654,370     $215,642,753
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,094,410      $44,330,880
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       271,721        2,760,728
------------------------------------------------------------
                                  4,366,131       47,091,608

Shares
repurchased                      (1,234,099)     (13,310,361)
------------------------------------------------------------
Net increase                      3,132,032      $33,781,247
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,967,129      $29,187,299
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        74,406          636,171
------------------------------------------------------------
                                  3,041,535       29,823,470

Shares
repurchased                      (1,095,748)     (10,746,643)
------------------------------------------------------------
Net increase                      1,945,787      $19,076,827
------------------------------------------------------------

                                        Six months ended
                                        January 31, 1997
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                      12,156,682     $133,695,702
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,037,765       10,719,822
------------------------------------------------------------
                                 13,194,447      144,415,524

Shares
repurchased                      (2,259,591)     (24,693,837)
------------------------------------------------------------
Net increase                     10,934,856     $119,721,687
------------------------------------------------------------

                                            Year ended
                                          July 31, 1996
------------------------------------------------------------
Class Y                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,075,803      $30,261,120
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       499,144        4,307,615
------------------------------------------------------------
                                  3,574,947       34,568,735

Shares
repurchased                      (1,761,063)     (17,129,769)
------------------------------------------------------------
Net increase                      1,813,884      $17,438,966
------------------------------------------------------------

Note 5
Transactions with Certain Companies
Transactions during the year with companies in which the fund owns at least 5% of the voting securities were as follows:

                       Purhcase    Sales  Dividend       Market
Affilliate                 cost     cost    Income        Value
---------------------------------------------------------------
TeleSpectrum
Worldwide Inc.      $23,953,781      $--       $--  $24,162,950



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PUTNAM GROWTH FUNDS

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LIFESTAGESM FUNDS

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The three portfolios:

Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

MOST CONSERVATIVE
INVESTMENTS **

Putnam money market funds: ++
California Tax Exempt Money Market Fund
Money Market Fund
New York Tax Exempt Money Market Fund
Tax Exempt Money Market Fund
CDs and savings accounts [2 DBL DAGGERS]

               * Formerly Natural Resources Fund

               + Formerly Overseas Growth Fund

   [DBL. DAGGER] Formerly OTC Emerging Growth Fund

  [SECTION MARK] Not available in all states.

              ** Relative to above.

              ++ An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are
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                 although there is no assurance that this price will be
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[2 DBL. DAGGERS] Not offered by Putnam Investments. Certificates of deposit offer a fixed rate of return and may be insured up to certain limits by federal/state agencies. Savings accounts may also be insured up to certain limits. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Jennifer K. Silver
Vice President and Fund Manager

C. Kim Goodwin
Vice President and Fund Manager

Anthony C. Santosus
Vice President and Fund Manager

David J. Santos
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Vista Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

31264-006/317/515      3/97



PUTNAM INVESTMENTS                                  [SCALE LOGO OMITTED]
------------------------------------------------------------------------
Putnam Vista Fund
Supplement to Semiannual Report dated January 31, 1997

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the semiannual report.

SEMIANNUAL RESULTS AT A GLANCE
------------------------------------------------------------------------
Total return:                              NAV

Six months ended 1/31/97                   20.68%
One year ended 1/31/97                     30.79
Life of class (since 3/28/95)              66.73
Annual average                             31.83
------------------------------------------------------------------------
Share value:                               NAV

7/31/96                                   $ 9.84
1/31/97                                    11.15
------------------------------------------------------------------------
Distributions:    No.     Income         Capital gains            Total
                                    Long-term      Short-term
                  1       --         $0.606          $0.066      $0.672
------------------------------------------------------------------------

Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.